Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue
Schedule of revenue generated from voyage and time charter agreements

	For the six months ended June 30,
USD	2025	2024
Voyage charter	$172,125,286	$204,468,964
Time charter	1,969,500	18,642,019
Total	$174,094,786	$223,110,983

Schedule of earned revenue under voyage charters

	For the six months ended June 30,
USD	2025	2024
Freight	$158,445,650	$183,616,930
Demurrages	13,679,636	20,852,034
Total	$172,125,286	$204,468,964

Schedule of lease and non-lease components of revenue under time charter

	For the six months ended June 30,
USD	2025	2024
Lease component	$1,698,950	$16,438,200
Non-lease component	270,550	2,203,819
Total	$1,969,500	$18,642,019

Schedule of disaggregation of revenue based on continent

	For the six months ended June,
USD	2025	2024
Europe	$92,258,864	$109,045,145
Asia	64,445,219	71,397,326
North America	13,625,121	30,690,207
South America	3,765,582	11,978,305
Total	$174,094,786	$223,110,983